Income taxes - Current Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Current period income tax	$ 39	$ 63
Withholding tax	3	21
Total current tax expense	42	84
Origination and reversal of temporary differences	(18,849)	(31,581)
Adjustments for prior periods	304	(565)
Change in unrecognized deductible temporary differences	14,967	31,846
Total deferred tax expense	(3,578)	(300)
Total income tax expense (recovery) from continuing operations	$ (3,536)	$ (216)